Note 13 - Certain Relationships and Related Transactions (Details) (USD $)	12 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Scenario, Forecast [Member] AWMS Holdings, LLC [Member]	Dec. 31, 2013 Scenario, Actual [Member] Management and Accredited Investors [Member] AWMS Holdings, LLC [Member]	Dec. 31, 2013 Scenario, Actual [Member] AWMS Holdings, LLC [Member]	Dec. 31, 2013 AWMS Holdings, LLC [Member]
Note 13 - Certain Relationships and Related Transactions (Details) [Line Items]
Initial Capital Contribution Made To Subsidiary By The Company					$ 3,000,000
Proceeds from Issuance of Private Placement	$ 3,050,000	$ 3,500,000	$ 750,000	$ 3,050,000